UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund
 (Exact name of registrant as specified in charter)

C/O Nanking Road Capital Management, LLC
111 Gillett Street
Hartford, CT 06105
(Address of principal executive offices) (Zip code)

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3604
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 343-9567

Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.                      SCHEDULE OF INVESTMENTS

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / September 30, 2009

COMMON STOCK — 98.35%
Shares			% of	U.S. Dollar
			Net Assets	Value
Cement — 2.95%
757,683		Asia Cement Corp.	1.04	$848,021
1,386,373		Taiwan Cement Corp.	1.91	1,555,979
				2,404,000
Communications Equipment — 0.35%
164,491		Gemtek Technology	0.35	284,337

Computer Peripherals/ODM — 3.18%
183,628		Chicony Electronics Co., Ltd.	0.51	415,040
103,843		HTC Corp.	1.40	1,139,642
787,350		Lite-on Technology Corp.	1.27	1,031,768
				2,586,450
Computer Systems & Hardware — 23.87%
479,397		Acer Inc.	1.50	1,222,153
86,409		Advantech Co., Ltd.	0.20	161,186
2,041,228		Asustek Computer Inc.	4.31	3,503,056
438,675		Compal Electronics Inc.	0.63	510,753
2,455,860		Hon Hai Precision Industry Co., Ltd.	12.12	9,849,400
443,566		Inventec Co., Ltd.	0.32	256,500
1,133,046		Quanta Computer Inc.	2.92	2,377,759
818,300		Wistron Corp.	1.87	1,521,354
				19,402,161
Electrical & Machinery — 0.56%
385,000		Teco Electric & Machinery Co., Ltd.	0.21	167,573
834,837	*	Walsin Lihwa Corp.	0.35	286,801
				454,374
Electronic Components — 9.01%
227,343		Catcher Technology Co., Ltd.	0.74	603,609
285,000		Coretronic Corp.	0.43	353,536
757,991		Delta Electronics Inc.	2.65	2,156,262
142,979		Everlight Electronics Co.	0.57	466,743
297,034		Foxconn Technology Co., Ltd.	1.04	842,204
29,629		Motech Industry Co., Ltd.	0.10	80,878
43,860		Nan Ya Printed Circuit Board Corp.	0.19	152,041
97,658	*	Prime View International Co., Ltd.	0.19	153,326
146,405		Shin Zu Shing Co., Ltd.	1.00	817,028
89,100		Simplo Technology Co., Ltd.	0.62	505,542
261,450		TXC Corp.	0.43	345,863
209,378		Unimicron Technology Corp.	0.31	254,521
325,000		WPG Holdings Co. Ltd.	0.57	459,739
10,000		Young Fast Optoelectronics Co. Ltd.	0.17	138,349
				7,329,641
Electronics/Other — 2.36%
200,000		Lumax International Corp., Ltd.	0.51	413,493
705,776		Synnex Technology International Corp.	1.85	1,503,052
				1,916,545
Financial Services — 3.60%
1,278,000	*	Cathay Financial Holding Co., Ltd.	2.61	2,121,722
711,000	*	Fubon Financial Holding Co., Ltd.	0.99	802,403
				2,924,125
Flat-Panel Displays — 6.26%
3,533,292		AU Optronics Corp.	4.22	3,432,780
1,921,847	*	Chi Mei Optoelectronics Corp.	1.24	1,009,769
2,980,951		Chunghwa Picture Tubes, Ltd.	0.42	342,904
241,002		Innolux Display Corp.	0.38	306,451
				5,091,904
Food — 3.93%
167,375		Great Wall Enterprises Co.	0.22	178,745
460,000		Tingyi (Cayman Islands) Holdings Corp.	1.17	950,834
1,462,266		Uni-President Enterprise Corp.	2.12	1,722,987
580,000		Want Want China Holdings, Ltd.	0.42	341,253
				3,193,819
Glass, Paper & Pulp — 0.50%
514,365		Taiwan Glass Ind. Corp.	0.50	407,782

Hotels — 0.12%
7,700		Formosa International Hotels Corp.	0.12	96,833

Plastics — 11.07%
1,187,897		Formosa Chemicals & Fiber Corp.	2.81	2,282,358
1,655,271		Formosa Plastics Corp.	4.14	3,370,752
2,047,968		Nan Ya Plastics Corp.	4.12	3,349,079
				9,002,189
Retailing — 0.55%
97,850		Far Eastern Department Stores Co., Ltd.	0.12	97,044
141,445		President Chain Store Corp.	0.43	346,522
				443,566
Rubber — 1.17%
450,754		Cheng Shin Rubber Ind. Co., Ltd.	1.17	952,939

Semiconductors — 20.43%
2,232,762		Advanced Semiconductor Engineering Inc.	2.26	1,836,050
31,191		Global Unichip Corp.	0.18	147,397
402,346		MediaTek Inc.	8.25	6,704,724
111,851		Powertech Technology Inc.	0.41	335,918
13,650		RichTek Technology Corp.	0.14	117,552
637,193		Siliconware Precision Industries Co., Ltd.	1.11	899,380
2,870,284		Taiwan Semiconductor Manufacturing Co., Ltd.	7.08	5,755,738
1,659,397	*	United Microelectronics Corp.	1.00	812,545
				16,609,304
Steel — 4.25%
3,591,696		China Steel Corp.	4.11	3,338,775
106,004		Tung Ho Steel Enterprise Corp.	0.14	112,381
				3,451,156
Textiles — 1.34%
930,334		Far Eastern Textile, Ltd.	1.34	1,090,427

Transportation — 0.72%
167,000		U-Ming Marine Transport Corp.	0.35	280,886
771,261		Yang Ming Marine Transport Corp.	0.37	303,325
				584,211
Other — 2.13%
177,660		Giant Manufacturing Co., Ltd.	0.59	479,983
17,340		Largan Precision Co., Ltd.	0.28	227,498
397,900		Merida Industry Co., Ltd.	0.82	665,538
550,696		Pou Chen Corp.	0.44	356,116
				1,729,135

TOTAL COMMON STOCK (COST $72,112,064)				79,954,898

SHORT TERM SECURITIES — 0.14%

Time Deposit — 0.14%
Citibank - London, 0.03%, Due 10/01/09			0.14	110,650

TOTAL SHORT-TERM SECURITIES (COST $110,650)				110,650

TOTAL INESTMENTS IN SECURITIES AT FAIR VALUE
(COST $72,222,714)			98.49	80,065,548

OTHER ASSETS (LESS LAIBILTIES)			1.51	1,226,433

NET ASSETS			100	$81,291,981

At September 30, 2009, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At September 30, 2009, the unrealized appreciation of $7,842,834 for financial reporting purposes consisted of $16,427,044 of gross unrealized appreciation and $8,584,210 of gross unrealized depreciation.

* Non-income producing: These stocks did not pay a cash dividend during the past year.

Notes to Schedule of Investments

—Fair Value Measurements and Disclosures — Effective January 1, 2008, the Trust adopted ASC 820, the Financial Accounting Standards Board (“FASB”), Fair Value Measurements and Disclosure requirements (formerly, FAS 157). ASC 820 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurement.  The changes to current practices resulting from the application of the ASC 820 relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurement. The ASC820 emphasizes that fair value is a market based measurement, not an entity specific measurement; as such, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, the ASC 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The three levels defined by the ASC 820 hierarchy are as follows:

Level I – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level II – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.  Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III – Unobservable pricing input at the measurement date for the asset or liability.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities using the fair value hierarchy:

At September 30, 2009	Total	Level I	Level II	Level III
Investments, at value
Common Stocks	$79,954,898	$79,954,898	-	-
Time Deposits	110,650	110,650	-	-
Total	$80,065,548	$80,065,548	-	-

-Subsequent Events- Management of the Trust has performed an evaluation of subsequent events through November 20, 2009, which is the date the financial statements were issued.  This is a new subsequent events disclosure requirement under ASC 855.

***********************
The 2009 Annual Meeting of the Trust’s shareholders was held on September 10, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are filed as Exhibits Ex.99.302 to this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By:  Steven R. Champion
Name: Steven R. Champion
Title: President and Chief Executive Officer (Principal Executive Officer)
Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  Steven R. Champion
Name: Steven R. Champion
Title: President and Chief Executive Officer (Principal Executive Officer)
Date: November 24, 2009

By:  Regina Foley
Name: Regina Foley
Title: Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Date: November 24, 2009